UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks		Shares	Value
Capital Markets - 0.2%	E*Trade Financial Corp. (a)		163,000	$ 267,320
	Total Common Stocks - 0.2%			267,320
			Par
	Corporate Bonds		(000)
Aerospace & Defense - 0.2%	L-3 Communications Corp., 5.88%, 1/15/15	USD	300	294,000
Airlines - 0.2%	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		300	300,000
Auto Components - 0.0%	Delphi International Holdings Unsecured,
	12.00%, 10/06/14		13	12,664
Chemicals - 0.2%	Nalco Co., 8.25%, 5/15/17 (b)		250	260,625
Commercial Services & Supplies - 0.6%	Clean Harbors, Inc., 7.63%, 8/15/16 (b)		400	402,500
	The Geo Group, Inc., 7.75%, 10/15/17 (b)		250	253,750
				656,250
Consumer Finance - 0.5%	Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		575	580,750
Containers & Packaging - 1.1%	Berry Plastics Escrow LLC, 8.25%, 11/15/15 (b)		700	691,250
	Crown Americas LLC, 7.63%, 5/15/17 (b)		280	285,600
	Owens-Brockway Glass Container, Inc.,
	7.38%, 5/15/16		280	283,500
				1,260,350
Diversified Financial Services - 0.8%	FCE Bank Plc, 7.13%, 1/16/12	EUR	600	860,386
	FCE Bank Plc, 7.13%, 1/15/13		50	70,197
				930,583
Diversified Telecommunication	Cincinnati Bell, Inc., 8.25%, 10/15/17	USD	500	496,250
Services - 1.2%	PAETEC Holding Corp., 8.88%, 6/30/17		250	248,125
	Qwest Corp., 8.38%, 5/01/16 (b)		640	668,800
				1,413,175
Food Products - 0.4%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		440	460,900
Health Care Providers &	DaVita, Inc., 6.63%, 3/15/13		405	401,962
Services - 0.4%	Vanguard Health Holding Co. I, LLC, 11.25%,
	10/01/15		105	110,250
				512,212
Hotels, Restaurants & Leisure - 0.8%	American Real Estate Partners LP, 7.13%, 2/15/13		625	612,500
	MGM Mirage, 11.13%, 11/15/17 (b)		240	262,800
				875,300
Household Durables - 0.7%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		715	772,200
IT Services - 0.3%	SunGard Data Systems, Inc., 4.88%, 1/15/14		383	352,839
Independent Power Producers &	Calpine Construction Finance Co. LP, 8.00%,
Energy Traders - 2.5%	6/01/16 (b)		1,165	1,170,825
	NRG Energy, Inc., 7.25%, 2/01/14		1,700	1,714,875
				2,885,700
Media - 1.4%	Cablevision Systems Corp., Series B, 8.00%,
	4/15/12		710	747,275
	EchoStar DBS Corp., 7.00%, 10/01/13		425	425,000
	UPC Germany GmbH, 8.13%, 12/01/17 (b)		500	500,000
				1,672,275
Paper & Forest Products - 2.8%	NewPage Corp., 11.38%, 12/31/14 (b)		3,080	3,033,800
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		200	218,000
				3,251,800
Textiles, Apparel & Luxury	Levi Strauss & Co., 8.63%, 4/01/13	EUR	450	658,804
Goods - 0.6%

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Wireless Telecommunication	Cricket Communications, Inc., 7.75%,
Services - 1.3%	5/15/16 (b)	USD	1,500	$ 1,481,250
	Total Corporate Bonds - 16.0%			18,631,677
	Floating Rate Loan Interests (c)
Aerospace & Defense - 0.8%	Avio SpA, Facility B2, 2.36%, 12/15/14		342	308,685
	Avio SpA, Facility C2, 2.98%, 12/14/15		365	329,747
Hawker Beechcraft Acquisition Co. LLC, LC
	Facility Deposit, 0.18%, 3/26/14		23	17,417
Hawker Beechcraft Acquisition Co. LLC, Term
	Loan, 2.23% - 2.28%, 3/26/14		394	294,344
				950,193
Auto Components - 3.2%	Allison Transmission, Inc., Term Loan,
	3.03% - 3.04%, 8/07/14		2,166	1,895,204
Dana Holding Corp., Term Advance, 7.25%,
	1/31/15		1,166	1,040,463
	Lear Corp., Term Loan B, 7.50%, 10/14/14		759	760,506
				3,696,173
Automobiles - 0.4%	Ford Motor Co., Term Loan, 3.24% - 3.29%,
	12/15/13		496	434,712
Beverages - 0.9%	Inbev NV Bridge Loan, 1.43%, 7/15/11		1,000	993,333
Building Products - 1.9%	Building Materials Corp. of America, Term
	Loan Advance, 3.00%, 2/22/14		739	668,821
Goodman Global Holdings Term Loan B, 6.25%,
	2/13/14		910	909,242
	Momentive Performance Materials
(Blitz 06-103 GmbH), Tranche B-2 Term Loan,
	2.69%, 12/04/13	EUR	496	655,136
				2,233,199
Capital Markets - 0.4%	Nuveen Investments, Inc., Term Loan, 3.28%,
	11/13/14	USD	523	436,667
Chemicals - 6.1%	Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		584	592,788
	Cognis GmbH, Facility C, 2.30%, 9/15/13		1,000	915,000
	Gentek, Inc. Term Loan B, 7.00%, 10/20/14		500	502,083
Huish Detergents Inc., Tranche B Term Loan,
	1.99%, 4/26/14		235	222,751
Matrix Acquisition Corp. (MacDermid, Inc.),
	Tranche B Term Loan, 2.24%, 4/12/14		1,552	1,342,125
	Nalco Co., Term Loan, 6.50%, 5/13/16		1,219	1,226,493
PQ Corp. (fka Niagara Acquisition, Inc.), Loan
	(Second Lien), 6.74%, 7/30/15		600	491,568
	PQ Corp. (fka Niagara Acquisition, Inc.),
Original Term Loan (First Lien), 3.49% - 3.54%,
	7/30/14		1,236	1,087,892
	Solutia Inc., Loan, 7.25%, 2/28/14		734	742,729
				7,123,429
Commercial Services & Supplies - 4.1%	ARAMARK Corp., Facility Letter of Credit,
	0.22%, 1/26/14		119	107,722

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	ARAMARK Corp., U.S. Term Loan, 2.11% -
	2.16%, 1/26/14	USD	1,817	$ 1,637,981
	Alliance Laundry Systems LLC, Term Loan,
	2.75% - 2.78%, 1/27/12		557	525,967
Casella Waste Systems, Inc., Term Loan B,
	7.00%, 4/08/14		499	499,997
Johnson Diversey, Inc., Term Loan B, 5.50%,
	11/20/15		500	498,750
Synagro Technologies, Inc., Term Loan (First
	Lien), 2.23% - 2.24%, 4/02/14		985	794,065
	West Corp., Term Loan B3, 7.25%, 11/08/13		749	743,742
				4,808,224
Computers & Peripherals - 0.2%	Intergraph Corp., Initial Term Loan (First Lien),
	2.26%, 5/29/14		250	233,125
Consumer Finance - 1.0%	DaimlerChrysler Financial Services Americas LLC
	Term Loan (First Lien), 4.24%, 8/03/12		1,150	1,104,958
Containers & Packaging - 1.6%	Graham Packaging Co., LP, Term Loan B,
	2.50% - 2.56%, 10/07/11		707	682,601
Smurfit Kappa Acquisitions (JSG), Term B1,
	3.74% - 4.73%, 7/16/14	EUR	407	591,987
Smurfit Kappa Acquisitions (JSG), Term C1
	Loan Facility, 4.01% - 4.39%, 7/16/15		399	579,533
				1,854,121
Diversified Consumer Services - 2.9%	Coinmach Laundry Corp., Delayed Draw Term
	Loan, 3.24% - 3.27%, 11/14/14	USD	249	212,057
Coinmach Service Corp., Term Loan, 3.24% -
	3.43%, 11/14/14		1,477	1,255,827
	Laureate Education, Term Loan B, 7.00%, 12/31/14		2,000	1,927,500
				3,395,384
Diversified Financial Services - 3.0%	CIT Group, Term Loan A, 9.50%, 1/20/12		1,725	1,749,438
	Reynolds Group, Term Loan B, 6.25%, 10/28/15		1,700	1,695,750
				3,445,188
Diversified Telecommunication	Cavtel Holdings, LLC, Term Loan, 10.50%,
Services - 3.6%	12/31/12		225	177,188
	Hawaiian Telcom Communications, Inc.,
	Tranche C Term Loan, 4.75%, 5/30/14		508	362,515
Integra Telecom Holdings, Inc., Term Loan
	(First Lien), 10.50%, 8/31/13		1,967	1,954,264
	PAETEC Holding Corp., Replacement Term
	Loan, 2.73%, 2/28/13		193	181,060
Wind Finance SL SA, Facility (Second Lien),
	7.68%, 12/17/14	EUR	1,000	1,510,359
				4,185,386
Electrical Equipment - 0.5%	Baldor Electric Co., Term Loan, 5.25%,
	1/31/14	USD	550	545,657

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
Electronic Equipment, Instruments &	Flextronics International Ltd., A Closing Date
Components - 2.2%	Loan, 2.49% - 2.54%, 10/01/14	USD	304	$ 278,381
	Flextronics International Ltd., Delay Draw
	Term Loan, 2.53%, 10/01/12		87	79,994
Flextronics International Ltd., Term Loan B,
	2.54%, 10/01/12		286	267,632
L-1 Identity Solutions Operating Co., Term
	Loan, 6.75%, 8/05/13		669	668,908
Matinvest 2 SAS/Butterfly Wendel U.S., Inc.
	(Deutsche Connector), B-2 Facility, 2.78%, 6/22/14		886	677,621
Matinvest 2 SAS/Butterfly Wendel U.S., Inc.
	(Deutsche Connector), C-2 Facility, 3.03%, 6/22/15		732	559,890
				2,532,426
Energy Equipment & Services - 0.3%	Dresser, Inc., Term Loan B, 2.52%, 5/04/14		413	379,011
Food & Staples Retailing - 2.8%	AB Acquisitions Topco 2 Ltd. (fka Alliance
	Boots), Facility B1, 3.52%, 7/09/15	GBP	500	719,913
	Pierre Foods, Term Loan B, 8.50%, 9/23/14	USD	475	477,375
	Pilot Travel Centers, Term Loan B, 0.00%,
	11/18/15		1,000	1,000,833
Rite Aid Corp., Tranche 4 Term Loan, 9.50%,
	6/10/15		900	925,500
WM. Bolthouse Farms, Inc., Term Loan (First
	Lien), 5.50%, 12/16/12		183	177,194
				3,300,815
Food Products - 3.7%	Cloverhill Bakery, Delayed Draw Term Loan,
	8.50%, 10/14/14		232	230,982
	Cloverhill Bakery, Term Loan, 8.50%, 10/14/14		1,068	1,062,518
Dole Food Co., Inc., Credit-Linked Deposit,
	0.28%, 4/12/13		127	128,016
Dole Food Co., Inc., Tranche B Term Loan,
	8.00%, 4/12/13		222	223,206
Solvest, Ltd. (Dole), Tranche C Term Loan,
	8.00%, 4/12/13		734	737,700
Wm. Wrigley Jr. Co., Tranche B Term Loan,
	6.50%, 9/30/14		1,870	1,875,816
				4,258,238
Health Care Equipment & Supplies - 2.0%	Bausch & Lomb Inc., Delayed Draw Term Loan,
	3.50% - 3.53%, 4/24/15		6	5,356
Bausch & Lomb Inc., Parent Term Loan, 3.53%,
	4/24/15		27	25,365
Biomet, Inc., Dollar Term Loan, 3.25% - 3.29%,
	3/25/15		1,319	1,246,595
DJO Finance LLC (ReAble Therapeutics Finance
	LLC), Term Loan, 3.23% - 3.28%, 5/20/14		983	922,322
Hologic, Inc., Tranche B Term Loan, 3.50%,
	3/31/13		108	105,576
				2,305,214

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
Health Care Providers &	CCS Medical, Inc. (Chronic Care), Term Loan
Services - 7.3%	(First Lien), 4.35%, 9/30/12 (a)(d)	USD	525	$ 274,750
	CCS Medical Return of Capital, 0.00%,
	9/30/11		175	91,583
	CHS/Community Health Systems, Inc.,
	Delayed Draw Term Loan, 2.51%, 7/25/14		140	128,016
CHS/Community Health Systems, Inc., Funded
	Term Loan, 2.49% - 2.62%, 7/25/14		2,757	2,519,438
Fresenius SE, Tranche B1 Term Loan, 6.75%,
	9/26/14		712	713,085
Fresenius SE, Tranche B2 Term Loan, 6.75%,
	9/26/14		430	430,735
	HCA Inc., Tranche A-1 Term Loan, 1.78%,
	11/17/12		2,917	2,708,229
Symbion, Inc., Tranche A Term Loan, 3.48%,
	8/23/13		473	415,028
Symbion, Inc., Tranche B Term Loan, 3.48%,
	8/25/14		473	415,028
Vanguard Health Holding Co. II, LLC (Vanguard
Health System, Inc.), Replacement Term Loan,
	2.49%, 9/23/11		856	828,419
				8,524,311
Health Care Technology - 0.2%	Sunquest Information Systems, Inc. (Misys Hospital
	Systems, Inc.), Term Loan, 3.54%, 10/13/14		195	177,450
Hotels, Restaurants & Leisure - 3.9%	BLB Worldwide Holdings, Inc. (Wembley, Inc.), First
	Priority Term Loan, 4.75%, 7/18/11 (a)(d)		1,000	592,500
Busch Entertainment Corp., Term Loan, 3.77%,
	5/05/16		1,000	1,000,250
Harrah's Operating Co., Inc., Term Loan B-2,
	3.28%, 1/28/15		656	508,240
	Harrah's Operating, Term Loan B, 9.50%,
	10/31/16		750	725,812
	Penn National Gaming, Inc., Term Loan B,
	1.98% - 2.03%, 10/03/12		936	892,496
QCE, LLC (Quiznos), Term Loan (First Lien),
	2.56%, 5/05/13		485	390,008
	VML US Finance LLC (aka Venetian Macau), Term B
	Delayed Draw Project Loan, 5.79%, 5/25/12		180	170,030
	VML US Finance LLC (aka Venetian Macau), Term B
	Funded Project Loan, 5.79%, 5/27/13		318	300,315
				4,579,651
Household Durables - 1.1%	Jarden Corp., Term Loan B3, 2.78%, 1/24/12		1,333	1,295,713
Household Products - 0.2%	VI-JON, Inc. (VJCS Acquisition, Inc.), Tranche B
	Term Loan, 2.24% - 2.25%, 4/24/14		307	287,982
IT Services - 4.4%	Amadeus Global Travel Distribution SA, Term
	Loan B, 2.24%, 5/22/15		955	887,284
Amadeus Global Travel Distribution SA, Term
	Loan C, 2.74%, 5/22/16		955	887,284

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	Ceridian Corp., U.S. Term Loan, 3.24% -
	3.28%, 11/09/14	USD	752	$ 648,509
	First Data Corp., Initial Tranche B-2 Term
	Loan, 3.03% - 3.04%, 9/24/14		1,024	850,612
	First Data Corp., Initial Tranche B-3 Term
	Loan, 3.03% - 3.04%, 9/24/14		984	815,770
	SunGard Data Systems Inc. (Solar Capital Corp.),
	Incremental Term Loan, 6.75%, 2/28/14		1,045	1,050,668
				5,140,127
Independent Power Producers & Energy	Dynegy Holdings Inc., Term Letter of Credit
Traders - 2.1%	Facility Term Loan, 3.99%, 4/02/13		486	458,521
Dynegy Holdings Inc., Tranche B Term Loan,
	3.99%, 4/02/13		39	37,005
Texas Competitive Electric Holdings Co., LLC
(TXU), Initial Tranche B-3 Term Loan, 3.50% -
	3.78%, 10/10/14		2,669	1,971,039
				2,466,565
Industrial Conglomerates - 0.7%	Sequa Corp., Term Loan, 3.58% - 3.94%,
	12/03/14		989	854,102
Insurance - 0.6%	Alliant Holdings I, Inc., Term Loan, 3.28%,
	8/21/14		734	664,021
Internet & Catalog Retail - 0.2%	FTD Group, Inc., Tranche B Term Loan, 6.75%,
	8/26/14		229	227,600
Life Sciences Tools & Services - 0.9%	Life Technologies Corp., Term B Facility, 5.25%,
	11/23/15		991	988,545
Machinery - 2.7%	Accuride Term Loan, 6.00%, 1/31/12		460	456,550
	LN Acquisition Corp. (Lincoln Industrial), Delayed
	Draw Term Loan (First Lien), 2.79%, 7/11/14		254	205,594
	LN Acquisition Corp. (Lincoln Industrial), Initial U.S.
	Term Loan (First Lien), 2.79%, 7/11/14		659	533,522
	Navistar Financial Corp., Tranche A Term
	Loan, 2.25%, 3/27/10		898	883,842
Navistar International Corp., Revolving Credit-
	Linked Deposit, 3.38% - 3.50%, 1/19/12		- (e)	2
Navistar International Corp., Term Advance,
	3.50%, 1/19/12		- (e)	5
Oshkosh Truck Corp., Term Loan B, 6.29% -
	6.33%, 12/06/13		1,004	1,000,186
				3,079,701
Media - 23.9%	Catalina Marketing Corp., Initial Term Loan,
	2.99%, 10/01/14		720	668,077
Cengage Learning Acquisitions, Inc. (Thomson
Learning), Tranche 1 Incremental Term Loan,
	7.50%, 7/03/14		1,895	1,864,405
	Cequel Communications, LLC, Term Loan,
	2.26% - 4.25%, 11/05/13		1,132	1,044,092
Cequel Communications, LLC, Tranche B Term
	Loan (Second Lien), 6.26%, 5/05/14		791	787,255

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
Charter Communications Operating, LLC, New
	Term Loan, 4.24% - 4.26%, 3/06/14	USD	1,280	$ 1,183,205
	Charter Communications, Term Loan B1,
	9.25%, 3/25/14		1,495	1,509,899
	FoxCo Acquisition Subordinate, LLC, Term
	Loan, 7.50%, 7/14/15		671	618,638
	HMH Publishing Co. Ltd., Tranche A Term
	Loan, 5.28%, 6/12/14		2,009	1,704,770
Hanley-Wood, LLC (FSC Acquisition), Term
	Loan, 2.49% - 2.53%, 3/08/14		744	312,362
	Harland Clarke Holdings Corp. (fka Clarke
	American Corp.), Tranche B Term Loan,
	2.73% - 2.78%, 6/30/14		523	429,569
Insight Midwest Holdings, LLC, Term Loan B,
	2.29%, 4/07/14		500	466,785
Intelsat Corp. (fka PanAmSat Corp.), Tranche
	B-2-A Term Loan, 2.74%, 1/03/14		325	301,057
Intelsat Corp. (fka PanAmSat Corp.), Tranche
	B-2-B Term Loan, 2.74%, 1/03/14		325	300,965
Intelsat Corp. (fka PanAmSat Corp.), Tranche
	B-2-C Term Loan, 2.74%, 1/03/14		325	300,965
Lamar Media Corp., Series B Incremental Loan,
	5.50%, 9/28/12		425	421,536
Lamar Media Corp., Series E Incremental Loan,
	5.50%, 3/15/13		731	727,118
	Lamar Media Corp., Term Loan, 5.50%,
	9/30/12		247	244,566
Lavena Holding 3 GmbH (Prosiebensat.1 Media
	AG), Facility B1, 3.53%, 6/28/15	EUR	1,010	1,003,006
Lavena Holding 3 GmbH (Prosiebensat.1 Media
	AG), Facility C1, 3.78%, 6/30/16		1,010	1,003,006
	Local TV Finance, LLC, Term Loan, 2.24%,
	5/07/13	USD	961	784,108
MCC Iowa LLC (Mediacom Broadband Group),
	Tranche E Term Loan, 6.50%, 1/03/16		1,020	1,020,976
	NTL Cable Plc, Term Loan, 2.90%, 11/19/37	GBP	206	331,022
	New Vision Exit, Term Loan, 13.00%,
	10/01/12	USD	318	318,265
Newsday, LLC, Fixed Rate Term Loan, 10.50%,
	8/01/13		500	523,333
	Newsday, LLC, Floating Rate Term Loan,
	6.53%, 8/01/13		500	493,750
	Nielsen Co., Term Loan B, 3.99%, 5/01/16		1,589	1,451,800
Nielsen Finance LLC, Dollar Term Loan, 2.24%,
	8/09/13		763	685,298
Sinclair Broadcast Group, Term Loan B, 6.50%,
	10/16/15		500	500,209

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	Sunshine Acquisition Ltd. (aka HIT
	Entertainment), Term Facility, 2.53%,
	3/20/12	USD	1,751	$ 1,501,299
	TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		1,391	1,390,975
UPC Financing Partnership, Facility U, 4.43%,
	12/31/17	EUR	800	1,108,442
	Virgin Media Investment Holdings Ltd.,
	B-7 Facility, 4.40%, 9/03/12	GBP	281	447,888
	Virgin Media Investment Holdings Ltd., C
	Facility, 4.40%, 9/03/12		469	748,694
	Virgin Media Investment Holdings Ltd., C
	Facility, 3.58%, 7/17/13		140	213,871
World Color Press Inc. and World Color (USA)
Corp. (fka Quebecor World Inc.), Advance,
	9.00%, 7/23/12	USD	649	650,448
	Yell Group Plc TPI, Term Loan A, 7.12%,
	8/09/11		750	686,250
				27,747,904
Metals & Mining - 0.8%	Essar Steel Algoma Inc. (fka Algoma Steel
	Inc.), Term Loan, 8.00%, 6/20/13		987	930,600
Multi-Utilities - 0.4%	FirstLight Power Resources, Inc. (fka NE Energy,
	Inc.), Synthetic Letter of Credit, 0.16%, 11/01/13		57	51,969
	FirstLight Power Resources, Inc. (fka NE Energy,
	Inc.), Term B Advance (First Lien), 2.81%,
	11/01/13		443	403,343
				455,312
Multiline Retail - 2.9%	Dollar General Corp., Tranche B-1 Term Loan,
	2.98% - 3.03%, 7/07/14		1,496	1,401,238
	Hema BV, Term Loan B, 5.43%, 1/01/17	EUR	1,800	1,918,977
The Neiman Marcus Group Inc., Term Loan,
	2.24% - 2.32%, 4/06/13	USD	70	59,539
				3,379,754
Oil, Gas & Consumable Fuels - 0.8%	Big West Oil, LLC, Delayed Advance Loan,
	6.50%, 5/15/14		442	420,344
Big West Oil, LLC, Initial Advance Loan, 6.50%,
	5/15/14		352	334,365
	Vulcan Energy, Term Loan B, 5.50%, 9/30/15		175	175,438
				930,147
Packaging - 0.5%	Berry Plastics Corp., Term Loan C, 2.30%, 4/02/15		680	571,766
Paper & Forest Products - 1.1%	Georgia-Pacific LLC, Term Loan B, 2.23% - 2.30%,
	12/22/12		1,310	1,243,376
Personal Products - 0.8%	American Safety Razor Co., LLC, Loan (Second
	Lien), 6.54%, 1/30/14		750	616,250
American Safety Razor, Term Loan (First Lien),
	2.54% - 2.79%, 7/25/13		150	140,750
	Revlon, Term Loan B, 4.29%, 1/15/12		125	120,000
				877,000

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
Pharmaceuticals - 1.4%	Warner Chilcott Co., Inc., Tranche B
	Acquisition Date Term Loan, 2.60%, 1/18/12	USD	- (e) $	1
Warner Chilcott Corp., Tranche C Acquisition
	Date Term Loan, 2.26%, 1/18/12		- (e)	1
	Warner Chilcott, Term Loan A, 5.50%, 10/14/14		644	641,649
	Warner Chilcott, Term Loan B, 5.75%,
	3/30/15		322	320,824
	Warner Chilcott, Term Loan B1, 5.75%,
	4/30/15		708	705,814
				1,668,289
Professional Services - 0.8%	Booz Allen Hamilton Inc., Tranche B Term
	Loan, 7.50%, 7/31/15		990	987,175
Real Estate Management &	Realogy Corp. Delayed Draw Term Loan, 3.29%,
Development - 0.8%	10/10/13		300	254,375
	Realogy Corp., Initial Term B Loan, 3.29%,
	10/10/13		197	167,014
	Realogy Corp. Term Loan (Second Lien),
	13.50%, 10/15/17		500	514,750
	Realogy Corp., Synthetic Letter of Credit,
	3.15%, 10/10/13		53	44,965
				981,104
Specialty Retail - 1.1%	Adesa, Inc. (KAR Holdings, Inc.), Initial Term
	Loan, 2.49%, 10/21/13		400	367,333
General Nutrition Centers, Inc., Term Loan,
	2.49% - 2.54%, 9/16/13		277	254,466
Michaels Stores, Inc., Term Loan B, 2.56%,
	10/31/13		276	237,804
Michaels Stores, Inc., Term Loan B, 4.81%,
	7/31/16		507	449,912
				1,309,515
Textiles, Apparel & Luxury	Hanesbrands Inc., Term Loan B, 5.02% - 5.03%,
Goods - 0.3%	9/05/13		364	363,498
Wireless Telecommunication	Digicel International Finance Ltd., Tranche A,
Services - 2.3%	2.81%, 3/30/12		1,179	1,129,071
	MetroPCS Wireless, Inc., Tranche B Term
	Loan, 2.50% - 2.56%, 11/03/13		1,269	1,168,922
	Ntelos Inc., Term B Advance, 5.75%, 8/07/15		325	324,188
				2,622,181
	Total Floating Rate Loan Interests - 103.8%			120,568,842
			Beneficial
			Interest
	Other Interests (f)		(000)
Auto Components - 0.6%	Delphi Debtor In Possession Hold Co. LLP,
	Class B Membership Interests		- (e)	710,324
Media - 0.5%	New Vision LLC Holdings	USD	71	573,581
	Total Other Interests - 1.1%			1,283,905
	Total Long-Term Investments
	(Cost - $142,858,793) - 121.1%			140,751,744

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.16% (g)(h)	3,230,812	$ 3,230,812
Total Short-Term Securities
(Cost - $3,230,812) - 2.8%		3,230,812
Total Investments (Cost - $146,089,605*) - 123.9%		143,982,556
Liabilities in Excess of Other Assets - (23.9)%		(27,790,353)
Net Assets - 100.0%		$ 116,192,203

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 146,089,605
Gross unrealized appreciation	$ 3,052,272
Gross unrealized depreciation	(5,159,320)
Net unrealized depreciation	$ (2,107,048)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Variable rate security. Rate shown is as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Amount is less than $1,000.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$ 3,230,812	$ 1,497

(h) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Trust management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

• Foreign currency exchange contracts as of November 30, 2009 were as follows:

					Settlement	Unrealized
Currency Purchased			Currency Sold	Counterparty	Date	Depreciation
USD	11,398,958	EUR	7,666,500	Citibank NA	1/20/10	$ (110,593)
USD	3,206,356	GBP	1,958,000	Citibank NA	1/27/10	(13,499)
Total						$ (124,092)

• Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	US Dollar

BlackRock Defined Opportunity Credit Trust (BHL)

Schedule of Investments November 30, 2009 (Unaudited)

(Percentages shown are based on Net Assets)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks	$ 267,320
Short-Term Securities	3,230,812
Total Level 1	3,498,132
Level 2
Long-Term Investments:
Corporate Bonds	18,319,013
Floating Rate Loan Interests	89,219,786
Total Level 2	107,538,799
Level 3
Long-Term Investments:
Corporate Bonds	312,664
Floating Rate Loan Interests	31,349,056
Other Interests	1,283,905
Total Level 3	32,945,625
Total	$ 143,982,556
Valuation	Other Financial
Inputs	Instruments[1]
Liabilities
Level 1	-
Level 2	$ (124,092)
Level 3	(22,857)
Total	$ (146,949)

1 Other financial instruments are foreign currency exchange contracts and unfunded loan commitments which are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock Defined Opportunity Credit Trust (BHL)

Schedule of Investments November 30, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in Securities

	Corporate	Floating Rate	Other
	Bonds	Loan Interests	Interests	Total
Balance, as of August 31, 2009	-	$ 24,495,356	-	$ 24,495,356
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	-	267,307	-	267,307
Change in unrealized
appreciation/depreciation[1]	-	2,784,105	-	2,784,105
Net purchases (sales)	-	(5,122,021)	-	(5,122,021)
Net transfers in/out of Level 3	$ 312,664	8,924,309	$ 1,283,905	10,520,878
Balance, as of November 30, 2009	$ 312,664	$ 31,349,056	$ 1,283,905	$ 32,945,625

1The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $1,167,095.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[2]

Liabilities
Balance, as of August 31, 2009	$ 60,517
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in/out of Level 3	(83,374)
Balance, as of November 30, 2009	$ (22,857)
[2] Other financial instruments are unfunded loan commitments.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Defined Opportunity Credit Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 22, 2010